Life Settlement Contracts, at Fair Market Value (Tables) (Predecessor)	12 Months Ended
Dec. 31, 2012
Predecessor
Schedule of information about life settlement contracts included in other assets in the Company's consolidated balance sheets, based on estimated remaining life expectancy for each of the next five succeeding years and in the aggregate
Period ending December 31,	Number of Contracts	Carrying Value	Face Value
2013	0	$—	$—
2014	1	—	500
2015	0	—	—
2016	0	—	—
2017	1	—	500
Thereafter	35	1,342	49,604
Total	37	$1,342	$50,604

Schedule of key assumptions in measuring the fair value of life settlement contracts
	December 31, 2011	December 31, 2012
Discount Rate	18.50%	18.50%
Life expectancies range (months)	19 to 270	16 to 260
Average life expectancy (months)	141	147

Schedule of anticipated amount of life insurance premiums to be paid by the company

At December 31, 2012, the anticipated amount of life insurance premiums to be paid by the Company for the next 5 years was as follows:

Year Ended	Amount
2013	$1,341
2014	881
2015	565
2016	536
2017	282
$3,605